STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
OPERATING EXPENSES
Black Cactus license fee	$ 6,600,000		$ 6,600,000
Consulting (Note 9)	937,691		1,638,639
General and administrative	49,075	28,851	71,267	48,096	$ 56,905	$ 10,443	$ 12,065
Investor relations	78,917		78,917
Professional fees	52,525		142,683		25,069	28,927	22,668
Product development and website costs (Note 12)	460		2,349,123
TOTAL OPERATING EXPENSES	(7,718,668)	(28,851)	(10,880,629)	(48,096)
Accretion of discounts on convertible debentures	(12,161)		(12,161)
Interest expense	(4,037)		(4,037)
NET LOSS AND COMPREHENSIVE LOSS	$ (7,734,866)	$ (28,851)	$ (10,896,827)	$ (48,096)	$ (81,974)	$ (39,370)	$ (34,733)
NET LOSS PER COMMON SHARE, BASIC AND DILUTED (in dollars per share)	$ (0.05)	$ 0.00	$ (0.10)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED (in shares)	154,011,413	81,728,000	113,200,543	80,576,000	80,789,041	80,000,000	76,219,178